BNY Mellon Massachusetts Intermediate Municipal Bond Fund
STATEMENT OF INVESTMENTS
May 31, 2025 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.8%
Georgia — 2.1%
Main Street Natural Gas, Inc., Revenue Bonds, Ser. C(a)	5.00	12/1/2031	2,500,000	2,606,257
Illinois — 1.7%
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2036	2,100,000	2,029,589
Kentucky — 2.4%
Kentucky Public Energy Authority, Revenue Bonds, Ser. C(a)	4.00	2/1/2028	3,000,000	2,997,625
Massachusetts — 86.9%
Berkshire Wind Power Cooperative Corp., Revenue Bonds, Refunding (Sustainable Bond) (Berkshire Wind Project) Ser. 2	5.00	7/1/2028	1,000,000	1,039,497
Boston, GO, Ser. A	3.00	11/1/2034	1,535,000	1,433,932
Boston, GO, Ser. A	5.00	11/1/2037	1,500,000	1,662,219
Boston, GO, Ser. A	5.00	11/1/2042	1,000,000	1,070,629
Gloucester, GO, Refunding	3.00	9/15/2032	925,000	875,078
Gloucester, GO, Refunding	3.00	9/15/2033	725,000	678,902
Groton, GO	3.00	8/15/2033	390,000	371,035
Hingham, GO	3.00	2/15/2034	1,240,000	1,171,300
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2029	485,000	488,362
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2039	1,330,000	1,317,065
Massachusetts, GO, Ser. A	3.00	2/1/2037	2,000,000	1,784,052
Massachusetts, GO, Ser. A	5.00	5/1/2041	500,000	527,656
Massachusetts, GO, Ser. C	5.00	10/1/2052	2,500,000	2,533,717
Massachusetts, GO, Refunding, Ser. B	5.00	5/1/2037	1,000,000	1,088,379
Massachusetts, GO, Refunding, Ser. D	4.00	11/1/2035	2,500,000	2,528,994
Massachusetts Bay Transportation Authority, Revenue Bonds (Sustainable Bond) Ser. A	5.00	7/1/2038	600,000	650,484
Massachusetts Bay Transportation Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2037	1,000,000	1,111,399
Massachusetts Clean Water Trust, Revenue Bonds, Ser. 25B	5.00	2/1/2041	1,000,000	1,063,926
Massachusetts College Building Authority, Revenue Bonds (Sustainable Bond) Ser. A	3.00	5/1/2033	535,000	502,588
Massachusetts Development Finance Agency, Revenue Bonds (Beth Israel Lahey Health Obligated Group) Ser. M	5.00	7/1/2034	2,000,000	2,165,010
Massachusetts Development Finance Agency, Revenue Bonds (Dana-Farber Cancer Institute Obligated Group) Ser. N	5.00	12/1/2033	2,500,000	2,541,669
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College)	5.00	1/1/2026	170,000	171,451
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College)	5.00	1/1/2027	280,000	286,997
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College)	5.00	1/1/2031	325,000	334,296
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College)	5.00	1/1/2032	340,000	348,917
Massachusetts Development Finance Agency, Revenue Bonds, Ser. A(a)	5.00	11/1/2035	1,180,000	1,330,986
Massachusetts Development Finance Agency, Revenue Bonds, Ser. A1(a)	5.00	1/31/2030	1,000,000	1,073,125
Massachusetts Development Finance Agency, Revenue Bonds, Ser. T	5.00	3/1/2034	2,125,000	2,369,193
Massachusetts Development Finance Agency, Revenue Bonds, Refunding	5.00	7/1/2032	1,910,000	1,911,436
Massachusetts Development Finance Agency, Revenue Bonds, Refunding	5.00	10/1/2035	1,000,000	1,014,400
Massachusetts Development Finance Agency, Revenue Bonds, Refunding	5.00	7/1/2037	1,600,000	1,599,431
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2043	1,000,000	928,081
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Fisher College)	5.00	4/1/2031	350,000	354,824
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Fisher College)	5.00	4/1/2032	370,000	374,428

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.8% (continued)
Massachusetts — 86.9% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Fisher College)	5.00	4/1/2033	390,000	393,768
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (SABIS International Charter School)	5.00	4/15/2033	1,500,000	1,500,050
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Bentley University) Ser. A	4.00	7/1/2035	1,000,000	998,662
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Bentley University) Ser. A	4.00	7/1/2036	825,000	816,598
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston University) Ser. B1	5.00	10/1/2040	1,700,000	1,841,828
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Caregroup) Ser. I	5.00	7/1/2029	2,000,000	2,024,853
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College) Ser. A	5.00	1/1/2033	1,250,000	1,280,393
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2030	1,000,000	1,006,815
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2036	500,000	494,717
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (MCPHS University) Ser. H	5.00	7/1/2037	465,000	465,345
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Olin College) Ser. F	5.00	11/1/2037	725,000	775,127
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Olin College) Ser. F	5.00	11/1/2038	755,000	799,363
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners Healthcare System)	4.00	7/1/2036	2,480,000	2,433,099
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners Healthcare System)	5.00	7/1/2037	705,000	716,818
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (SABIS International Charter School)	5.00	4/15/2040	1,730,000	1,641,760
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Simmons College) Ser. K1	5.00	10/1/2025	700,000	701,230
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Simmons College) Ser. K1	5.00	10/1/2029	1,000,000	1,000,047
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (South Shore Hospital Obligated Group) Ser. I	5.00	7/1/2028	750,000	757,627
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group)	5.00	7/1/2036	1,340,000	1,350,116
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group) Ser. N1	5.00	7/1/2032	940,000	1,022,159
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2032	500,000	507,045
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2033	500,000	505,330
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2035	1,000,000	1,000,656
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2040	1,500,000	1,461,445
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2031	415,000	421,426
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Woods Hole Oceanographic Institution)	5.00	6/1/2043	1,000,000	1,002,376
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A1(a)	5.00	5/13/2032	1,000,000	1,097,018

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.8% (continued)
Massachusetts — 86.9% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. B	4.00	2/15/2036	2,800,000	2,825,951
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. G	5.00	7/1/2032	515,000	553,738
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. G	5.00	7/1/2035	400,000	423,065
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. G	5.00	7/1/2036	450,000	473,214
Massachusetts Development Finance Agency, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. C	4.00	11/1/2046	500,000	421,889
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2030	2,230,000	2,349,383
Massachusetts Health & Educational Facilities Authority, Revenue Bonds (Museum of Fine Arts) Ser. A1(b)	3.05	12/1/2037	100,000	100,000
Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Refunding (Amherst College) Ser. J1	5.00	11/1/2035	1,350,000	1,570,144
Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Refunding (Baystate Medical Center Obligated Group) Ser. J2(b)	2.80	7/1/2044	100,000	100,000
Massachusetts Housing Finance Agency, Revenue Bonds (Sustainable Bond) (Insured; Federal Housing Administration) Ser. A1	2.55	12/1/2040	1,500,000	1,096,545
Massachusetts Housing Finance Agency, Revenue Bonds, Ser. B3	3.50	6/1/2029	2,395,000	2,392,097
Massachusetts Housing Finance Agency, Revenue Bonds, Ser. F	2.95	12/1/2032	1,000,000	897,662
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. 195	4.00	12/1/2048	420,000	420,282
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding (Sustainable Bond) Ser. 221	3.00	12/1/2050	1,085,000	1,067,677
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding, Ser. 183	3.50	12/1/2046	105,000	104,838
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding, Ser. 207	4.00	6/1/2049	1,125,000	1,126,632
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding, Ser. 211	3.50	12/1/2049	425,000	423,180
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding (Sustainable Bond) (Insured; GNMA, FNMA, FHLMC) Ser. 220	3.00	12/1/2050	1,320,000	1,300,449
Massachusetts Municipal Wholesale Electric Co., Revenue Bonds (Sustainable Bond) Ser. A	5.00	7/1/2039	250,000	266,109
Massachusetts Municipal Wholesale Electric Co., Revenue Bonds (Sustainable Bond) Ser. A	5.00	7/1/2041	300,000	315,330
Massachusetts Port Authority, Revenue Bonds (Sustainable Bond) Ser. A	5.00	7/1/2034	1,500,000	1,606,061
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2029	1,000,000	1,054,686
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2032	865,000	899,536
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2035	500,000	512,498
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2027	2,000,000	2,069,364
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2028	2,000,000	2,094,241
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2030	1,635,000	1,723,659
Massachusetts Transportation Fund, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2042	750,000	779,402
Medway, GO	3.00	9/1/2031	500,000	486,911
Medway, GO	3.00	9/1/2032	700,000	674,415
Middleborough, GO, Refunding	3.00	10/1/2034	1,455,000	1,339,491
Mount Greylock Regional School District, GO, Refunding	4.00	6/15/2030	315,000	314,992
Rockland, GO, Refunding	3.00	10/1/2032	1,000,000	945,449
Sharon, GO	3.00	2/15/2033	1,750,000	1,645,402
Somerville, GO, Refunding	3.00	6/1/2035	1,125,000	1,040,507
Waltham, GO	3.00	10/15/2032	1,160,000	1,106,917
Winchester, GO, Refunding	4.00	3/15/2038	1,065,000	1,066,125
Worcester, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	2.00	2/15/2033	2,000,000	1,722,222
				106,029,192
Nebraska — 2.5%
Central Plains Energy, Revenue Bonds, Refunding (Project No. 4) Ser. A(a)	5.00	11/1/2029	3,000,000	3,092,442

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.8% (continued)
New York — 2.0%
New York Liberty Development Corp., Revenue Bonds, Refunding (Bank of America Tower)	2.63	9/15/2069	2,675,000	2,455,478
U.S. Related — 1.2%
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2031	100,000	106,494
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2034	100,000	106,925
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2038	125,000	131,239
Puerto Rico, Notes(b)	2.27	11/1/2051	416,675	215,108
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2027	310,000	317,421
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2028	260,000	268,480
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2029	285,000	295,864
				1,441,531
Total Investments (cost $126,714,847)			98.8%	120,652,114
Cash and Receivables (Net)			1.2%	1,411,705
Net Assets			100.0%	122,063,819

FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
GO—Government Obligation

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

See notes to statement of investments.

Statement of Investments
BNY Mellon Massachusetts Intermediate Municipal Bond Fund

May 31, 2025 (Unaudited)
The following is a summary of the inputs used as of May 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Assets ($)
Investments in Securities:†
Municipal Securities	—	120,652,114	—	120,652,114
	—	120,652,114	—	120,652,114

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
At May 31, 2025, accumulated net unrealized depreciation on investments was $6,062,733, consisting of $45,278 gross unrealized appreciation and $6,108,011 gross unrealized depreciation.
At May 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.